Subordinated liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes Subordinated Liabilities [Abstract]
Balance at beginning of year	R$ 466,246	R$ 8,097,304	R$ 7,294,077
Payments		(8,362,652)	(216,075)
Interest (Note 34)	52,984	731,594	1,019,302
Balance at end of year	R$ 519,230	R$ 466,246	R$ 8,097,304